DEBT OBLIGATIONS - Debt Obligations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended				12 Months Ended	0 Months Ended		12 Months Ended																12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Collateral	Dec. 31, 2013 Residential Mortgage Loans		Nov. 25, 2013 Residential Mortgage Loans	Dec. 31, 2013 Residential Mortgage Loans Collateral	Nov. 25, 2013 Lower Range Residential Mortgage Loans	Nov. 25, 2013 Upper Range Residential Mortgage Loans	Dec. 31, 2013 Agency RMBS Repurchase Agreements		Dec. 31, 2013 Agency RMBS Repurchase Agreements Collateral	Dec. 31, 2013 Non-agency RMBS Repurchase Agreements		Dec. 31, 2012 Non-agency RMBS Repurchase Agreements		Dec. 31, 2013 Non-agency RMBS Repurchase Agreements Collateral	Dec. 31, 2012 Non-agency RMBS Repurchase Agreements Collateral	Dec. 31, 2013 Non-agency RMBS Repurchase Agreements Lower Range	Dec. 31, 2013 Non-agency RMBS Repurchase Agreements Upper Range	Dec. 31, 2013 Total Repurchase Agreements		Oct. 29, 2013 Total Repurchase Agreements	Dec. 31, 2012 Total Repurchase Agreements		Dec. 31, 2013 Total Repurchase Agreements Collateral	Dec. 31, 2013 Secured Corporate Loan		Dec. 31, 2013 Secured Corporate Loan Collateral	Dec. 31, 2013 Secured Corporate Loan Lower Range	Dec. 31, 2013 Secured Corporate Loan Upper Range	Dec. 31, 2013 Servicer Advance Notes		Dec. 31, 2013 Servicer Advance Notes Collateral	Dec. 31, 2013 Total Notes Payable	Dec. 31, 2013 Total Notes Payable Collateral	Dec. 31, 2013 Total Debt	Dec. 31, 2012 Total Debt
Month Issued				Dec 2013						Various			Various		Various												Dec 2013					Dec 2013
Debt face amount	$ 4,109,329			$ 22,840	[1]	$ 300,000				$ 1,332,954	[2]		$ 287,757	[3]	$ 150,922	[4],[5],[6]					$ 1,620,711	[7]	$ 342,900	$ 150,922	[4]		$ 75,000	[8]				$ 2,390,778			$ 2,488,618			$ 150,922
Carrying value	4,109,329	150,922		22,840	[1]					1,332,954	[2]		287,757	[3]	150,922	[4],[5],[6]					1,620,711	[7]		150,922	[4]		75,000	[8]				2,390,778	[9]		2,488,618			150,922
Final stated maturity				2014-09						2014-03					2013-01				2014-01	2014-10							2014-03					2014-09
Weighted average funding cost	2.70%			3.42%						0.39%			1.85%		2.21%						0.65%						4.17%	[8]				4.04%	[10]		4.04%
Contractual Weighted average funding cost				One-month LIBOR									One-month LIBOR or cost of funds rate		LIBOR												One-month LIBOR or cost of funds rate					One-month LIBOR
Variable Rate Spread				3.25%				2.50%	2.75%				1.75%		2.00%												4.00%			2.00%	2.60%
Weighted average life (years)	5 years 8 months 12 days [11]		5 years 9 months 18 days	0 years 8 months 12 days			3 years 8 months 12 days			0 years 3 months 18 days		4 years 1 month 6 days	0 years 1 month 6 days		0 years 1 month 6 days		8 years 2 months 12 days	6 years 10 months 24 days			0 years 2 months 12 days					5 years 4 months 24 days	0 years 3 months 18 days		6 years			0 years 9 months 18 days		2 years 8 months 12 days	0 years 9 months 18 days	5 years 9 months 18 days	0 years 7 months 6 days
Outstanding Face Amount of Collateral	41,480,249						57,552					1,277,570					576,146	344,177								1,853,716			36,907,851					2,661,130		39,626,533
Amortized Cost Basis of Collateral	4,568,348						33,539					1,353,630					388,855	215,034								1,742,485			126,773					2,665,551		2,825,863
Carrying Value of Collateral	$ 4,591,412						$ 33,539					$ 1,353,719					$ 392,360	$ 228,493								$ 1,746,079			$ 146,243					$ 2,665,551		$ 2,845,333

[1]	The note is payable to Nationstar and bears interest equal to one-month LIBOR and a margin of 3.25%.
[2]	The counterparties of these repurchase agreements are Mizuho ($186.8 million), Barclays ($410.7 million), Royal Bank of Canada ($101.8 million), Citi ($129.3 million), Morgan Stanley ($169.7 million) and Daiwa ($334.7 million) and were subject to customary margin call provisions.
[3]	The counterparties of these repurchase agreements are Barclays ($42.3 million), Credit Suisse ($104.0 million), Royal Bank of Scotland ($26.2 million) and Royal Bank of Canada ($115.3 million) and were subject to customary margin call provisions. All of the Non-Agency repurchase agreements have LIBOR-based floating interest rates. Includes $104.0 million borrowed under a $414.2 million master repurchase agreement, which bears interest at one-month LIBOR plus 1.75%.
[4]	These repurchase agreements had approximately $55 thousand of associated accrued interest payable at December 31, 2012. $151 million face amount of these repurchase agreements were renewed subsequent to December 31, 2012.
[5]	The counterparty of these repurchase agreements is Credit Suisse.
[6]	Newcastle is the guarantor of these repurchase agreements, which are subject to customary margin call provisions.
[7]	These repurchase agreements had approximately $0.7 million of associated accrued interest payable as of December 31, 2013. All of the repurchase agreements that matured during the first quarter of 2014 were renewed or refinanced subsequent to December 31, 2013.
[8]	The loan bears interest equal to the sum of (i) a floating rate index rate equal to one-month LIBOR and (ii) a margin of 4.0%. The outstanding face of the collateral represents the UPB of the residential mortgage loans underlying the Excess MSRs that secure this corporate loan.
[9]	New Residential's unused borrowing capacity is available if New Residential has additional eligible collateral to pledge and meets other borrowing conditions. New Residential pays a 0.5% fee on the unused borrowing capacity.
[10]	The notes bear interest equal to the sum of (i) a floating rate index rate equal to one-month LIBOR or a cost of funds rate, as applicable, and (ii) a margin ranging from 2.0% to 2.6%.
[11]	The weighted average life is based on the timing of expected principal reduction on the assets.